Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000211437 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000211437 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	74.60%
C000225265 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225265 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	79.80%